Product Providers or Underlying Corporate Borrowers which Accounted for Ten Percent or more of Total Revenues (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Revenue from major customer	$ 65,780,848	$ 63,636,367	$ 30,996,179
Customer A
Concentration Risk [Line Items]
Revenue from major customer			$ 6,485,735